Non-current assets held for sale - Narrative (Details) - Non-current assets held for sale - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Assets And Liabilities Classified As Held For Sale [Line Items]
Provision recognised for non-current assets held for sale	€ 3,173		€ 3,425
Net charges recorded against valuation allowances	63	€ 100
Recoveries	€ 16	€ 33